Financial instruments - financial and other risks - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 2,415,326	$ 2,552,473
Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	(22,471)	(16,596)
Secured bank loans [member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	12,300	8,800
Finance Lease [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	8,700	7,800
Unsecured Senior Notes due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding		53,800
Unsecured Senior Notes due 2020 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	1,400	500
Lease liabilities [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	632,473	569,974
Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	12,863	23,122
Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	32,193	41,452
Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	976,505	1,001,087
Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,271,449	1,317,709
Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	53,750
Convertible Senior Notes Due 2022 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	151,229	203,500
Unsecured Senior Notes Due 2025 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	28,100	0
Cash and cash equivalents [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	187,511	202,303
Restricted cash [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	5,293	12,293
Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	33,017	78,174
Investment in Associates | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,751	1,751
Sale Leaseback Transaction, Deposits [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	10,192	9,624
Level 1 of fair value hierarchy [member] | Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	12,863	23,122
Level 1 of fair value hierarchy [member] | Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	32,193	41,452
Level 1 of fair value hierarchy [member] | Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,290,390	1,317,709
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	54,562
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes Due 2025 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	28,774	0
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	187,511	202,303
Level 1 of fair value hierarchy [member] | Restricted cash [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,293	12,293
Level 1 of fair value hierarchy [member] | Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	33,017	78,174
Level 1 of fair value hierarchy [member] | Sale Leaseback Transaction, Deposits [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10,192	9,624
Level 2 of fair value hierarchy [member] | Lease liabilities [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	634,707	571,748
Level 2 of fair value hierarchy [member] | Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	976,505	1,001,087
Level 2 of fair value hierarchy [member] | Convertible Senior Notes Due 2022 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	145,647	250,305
Level 3 of fair value hierarchy [member] | Investment in Associates | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,751	1,751
Ballast Water Treatment Systems [Member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference in investment fair value between put and call option exercise prices	600
STI Beryl, STI Le Rocher, STI Larvotto [Member] | Vessels [member]
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350
Sale leaseback transaction, aggregate amount	13,100
Scorpio Pools [Member] | Receivables Due From Related Party [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	73,161	49,094
Scorpio Pools [Member] | Level 1 of fair value hierarchy [member] | Receivables Due From Related Party [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 73,161	$ 49,094